Deposits from the Brazilian Central Bank and Deposits from credit institutions (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classification:
Financial liabilities at amortized cost		R$ 79,374,685	R$ 78,634,072	R$ 69,451,498
Total		79,374,685	78,634,072	69,451,498
Type:
Demand deposits	[1]	306,081	314,112	144,596
Time deposits	[2]	52,739,163	49,548,858	55,795,205
Repurchase agreements		26,329,441	28,771,102	13,511,697
Of which:
Backed operations with Private Securities	[3]	0	446,429	84,573
Backed operations with Government Securities		26,329,441	28,324,673	13,427,124
Total		79,374,685	78,634,072	69,451,498
Currency:
Reais		56,562,950	51,339,830	33,056,128
Euro		407,814	576,994	528,465
US dollar		22,156,054	26,546,404	35,612,670
Other currencies		247,867	170,844	254,235
Total		R$ 79,374,685	R$ 78,634,072	R$ 69,451,498

[1]	Non-interest bearing accounts.
[2]	It includes the operation with credit institution arising from export and import financing lines, BNDES and Finame on-lending and abroad and other credit lines abroad.
[3]	Refers primarily to repurchase agreements backed by own-issued debentures.